Receivables and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other current receivables [abstract]
Schedule of Receivables and Other Current Assets

A summary of the receivables and other current assets as of December 31, 2018 is detailed in the table below:

	December 31, 2018	December 31, 2017
Sales taxes receivable	75	143
Interest receivable	10	16
Other current assets	48	83
	133	242